Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 1,357	$ 2,715	$ 2,255
Recognized in income	197	(1,369)	464
Recognized in equity	0	0	0
Translation differences	(8)	11	(4)
Ending balance	1,546	1,357	2,715
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	29	26	37
Recognized in income	(4)	0	(10)
Recognized in equity	0	0	0
Translation differences	(2)	3	(1)
Ending balance	23	29	26
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,328	2,689	2,218
Recognized in income	201	(1,369)	474
Recognized in equity	0	0	0
Translation differences	(6)	8	(3)
Ending balance	$ 1,523	$ 1,328	$ 2,689